Stockholders' Equity (Deficit) - Stock reserved on an as-converted basis (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Stock reserved on an as-converted basis
Common stock reserved for future issuance	17,095,105	23,779,443
Stock options
Stock reserved on an as-converted basis
Common stock reserved for future issuance	9,458,788	5,096,086
Shares available for grant | 2024 Equity Incentive Plan
Stock reserved on an as-converted basis
Common stock reserved for future issuance	6,893,517
Shares available for grant | 2024 Employee Stock Purchase Plan
Stock reserved on an as-converted basis
Common stock reserved for future issuance	650,000
Shares available for grant | 2021 Stock Plan
Stock reserved on an as-converted basis
Common stock reserved for future issuance		296,189
Shares available for grant | 2024 Performance Option Plan
Stock reserved on an as-converted basis
Common stock reserved for future issuance	92,800
Redeemable convertible preferred stock issued and outstanding
Stock reserved on an as-converted basis
Common stock reserved for future issuance		18,387,168